Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 369,173	$ 361,092
Accumulated depreciation	(180,769)	(173,437)
Property, plant and equipment, less capital work-in-progress	188,404	187,655
Construction work in progress	1,302	495
Property, plant and equipment, net	189,706	188,150
Depreciation	25,800	28,900	$ 31,600
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	140,413	134,708
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	149,022	139,666
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,900	49,991
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,780	17,616
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,058	$ 19,111